Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	545,386	545,386	545,386
Preferred stock, shares outstanding	545,386	545,386	545,386
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock, shares issued	291,563,930	291,563,930	291,563,930
Common stock, shares outstanding	291,563,930	291,563,930
Treasury stock, shares	4,730	4,730
Previously Reported
Common stock, shares outstanding		291,559,200	291,559,200
Treasury stock, shares		473	473